Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of information by segment
	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2020
	RMB	RMB	RMB	RMB
Revenues	307,328,308	29,740,544	428,944,734	766,013,586
Cost of revenues	211,297,881	3,137,805	382,143,014	596,578,700
Gross profit	96,030,427	26,602,739	46,801,720	169,434,886
Depreciation and amortization	9,505,919	3,155,190	1,890,183	14,551,292
Total capital expenditures	94,964	20,897	368,913	484,774
	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2021
	RMB	RMB	RMB	RMB
Revenues	435,917,971	14,056,868	483,816,680	933,791,519
Cost of revenues	254,217,297	4,385,783	425,620,752	684,223,832
Gross profit	181,700,674	9,671,085	58,195,928	249,567,687
Depreciation and amortization	5,936,500	5,385,869	7,202,994	18,525,363
Total capital expenditures	23,782,060	17,120	1,366,302	25,165,482
	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2022	Total December 31, 2022
	RMB	RMB	RMB	RMB	USD
Revenues	480,474,142	1,205,235	200,613,602	682,292,979	97,965,853
Cost of revenues	337,945,690	145,397	201,155,503	539,246,590	77,426,785
Gross profit	142,528,452	1,059,838	(541,901)	143,046,389	20,539,068
Depreciation and amortization	2,939,581	2,761	7,541,422	10,483,764	1,505,293
Total capital expenditures	1,105,905	—	—	1,105,905	158,789

Schedule of total assets
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
AR advertising services	1,306,152,502	1,071,603,048	153,864,264
AR entertainment	12,487,702	9,504,306	1,364,659
Semiconductor business	186,388,493	179,234,012	25,735,004
Total assets	1,505,028,697	1,260,341,366	180,963,927

Schedule of information of revenues by geographic locations
	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2022
	RMB	RMB	RMB	USD
Mainland PRC revenues	367,163,638	593,803,869	483,328,411	69,397,870
Hong Kong revenues	264,404,450	118,590,946	61,882,662	8,885,315
International revenues	134,445,498	221,396,704	137,081,906	19,682,668
Total revenues	766,013,586	933,791,519	682,292,979	97,965,853